Impairments - Narrative (Details) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020 USD ($) $ / bbl $ / MMBTU	Mar. 31, 2020 USD ($)	Jun. 30, 2020 USD ($)	Dec. 31, 2019
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses, post-tax	$ 16,842
Impairment losses, pre-tax	$ 22,332
Discount rate used in current estimate of value in use	6.00%		6.00%	6.00%
Decrease in average long-term refining margins	30.00%
Percentage of total carrying value of combined assets tested for impairment	50.00%
Depreciation, depletion and amortisation
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses, pre-tax	$ 21,780	$ 749	$ 22,529
Share of profit of joint ventures and associates
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses, pre-tax	552
Integrated Gas
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses, post-tax	8,151
Impairment losses, pre-tax	11,191
Upstream
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses, post-tax	4,658
Impairment losses, pre-tax	6,281
Oil Products
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses, post-tax	4,027
Impairment losses, pre-tax	4,851
Corporate
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses, post-tax	5
Impairment losses, pre-tax	$ 9
Brent crude oil ($/b)
Disclosure of impairment loss and reversal of impairment loss [line items]
Commodity price after 2023 | $ / bbl	60
Decrease from 2024 of the long-term commodity price | $ / bbl	55
Henry Hub natural gas ($/MMBtu)
Disclosure of impairment loss and reversal of impairment loss [line items]
Commodity price after 2023 | $ / MMBTU	3.00
Minimum
Disclosure of impairment loss and reversal of impairment loss [line items]
Decrease in commodity price, impact on pre-tax impairment	$ 6,000
Maximum
Disclosure of impairment loss and reversal of impairment loss [line items]
Decrease in commodity price, impact on pre-tax impairment	$ 7,000